Stock-Based Compensation - Additional Information (Detail)				3 Months Ended	12 Months Ended
	Aug. 22, 2017 shares	Aug. 11, 2017 USD ($)	Feb. 09, 2016 USD ($) $ / shares shares	Mar. 31, 2017 shares	Dec. 31, 2019 USD ($) plan $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans | plan					2
Common stock, par value (in usd per share) | $ / shares					$ 0.0001	$ 0.0001
Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense | $					$ 45,300,000
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense | $					$ 5,500,000
Chief Financial Officer | Performance-Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				223,214
Chief Executive Officer | 2015 Performance Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate stock-based compensation expense | $							$ 12,100,000	$ 6,800,000	$ 5,900,000
Expected to vest (in shares)					1,661,439
Canceled (in shares)					2,032,315
Chief Operating Officer | Performance-Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				260,416
Chief Administrative Officer | Performance-Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				148,810
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued (in shares)					38,000,000
Shares available for grant (in shares)					12,959,690
Aggregate intrinsic value, outstanding | $					$ 0
Stock options, granted (in shares)					1,215,789
2013 Stock Incentive Plan | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					0
Vested (in shares)					246,757
Canceled (in shares)					36,973
Weighted average period to be recognized					1 year 10 months 24 days
2013 Stock Incentive Plan | Performance-Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate stock-based compensation expense | $							1,200,000	4,100,000
2013 Stock Incentive Plan | Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period to be recognized					1 year 7 months 6 days
2013 Stock Incentive Plan | Chief Executive Officer | Performance-Based Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)									3,693,754
Vested period of award shares									3 years
2017 CEO Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $		$ 10,375,000					2,200,000
2017 CEO Award | Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award options expected to vest					33.30%
2017 CEO Award | Chief Executive Officer | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	1,032,500
Vested period of award shares	3 years
Vested (in shares)	282,500
Number expected to vest (in shares)					750,000
2017 CEO Award | Chief Executive Officer | Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	612,419
Vested period of award shares	3 years
2017 CEO Award | Chief Executive Officer | Tranche One | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number expected to vest (in shares)					250,000
2017 CEO Award | Chief Executive Officer | Tranche Two | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number expected to vest (in shares)					250,000,000
2017 CEO Award | Chief Executive Officer | Tranche Three | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number expected to vest (in shares)					250,000,000
Constant Contact 2011 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued (in shares)			10,000,000
Shares available for grant (in shares)					8,835,205
Aggregate intrinsic value, outstanding | $			$ 22,300,000		$ 19,000
Business acquisition, estimated aggregate purchase price | $			$ 5,400,000
Stock options, granted (in shares)					0	0
Constant Contact 2011 Stock Plan | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, period increase (decrease) (in shares)			2,202,846
Granted (in shares)					0
Vested (in shares)					435,919
Canceled (in shares)					111,965
Constant Contact 2011 Stock Plan | Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, period increase (decrease) (in shares)			2,143,987
Aggregate stock-based compensation expense | $					$ 16,900,000
Combined 2016 Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate stock-based compensation expense | $							$ 1,200,000	700,000
Sales and marketing | Combined 2016 Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate stock-based compensation expense | $								300,000
Engineering and development | Combined 2016 Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate stock-based compensation expense | $								100,000
General and administrative | Combined 2016 Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate stock-based compensation expense | $								$ 300,000
Constant Contact, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in usd per share) | $ / shares			$ 0.01
Minimum | 2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period					3 years
Minimum | 2013 Stock Incentive Plan | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period					3 years
Minimum | Constant Contact 2011 Stock Plan | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested period of award shares					3 years
Maximum | 2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period					4 years
Maximum | 2013 Stock Incentive Plan | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period					4 years
Maximum | Constant Contact 2011 Stock Plan | Restricted Stock Awards and Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested period of award shares					4 years